Leases (By Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease right-of-use assets	$ 21,203	$ 25,310
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	21,203	25,310
Israel
Leases [Abstract]
Operating lease right-of-use assets	13,786	16,074
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	13,786	16,074
United States
Leases [Abstract]
Operating lease right-of-use assets	7,417	9,236
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 7,417	$ 9,236